7. SHARE CAPITAL	12 Months Ended
Sep. 30, 2020
Notes
7. SHARE CAPITAL

7.SHARE CAPITAL

a)Authorized:

As at September 30, 2020, the authorized share capital is comprised of an unlimited number of common shares without par value and an unlimited number of preferred shares issuable in series.  All issued shares are fully paid.

b)Issued:

During the year ended September 30, 2018, the Company:

i)Issued 2,000,000 common shares to Equity at a price of $0.085 per share for a total consideration of $170,000 to pay for the Haldane property (see Note 5).

ii)Issued common shares pursuant to the exercise of 155,000 finder’s warrants for cash proceeds of $15,500.

iii)Issued 100,000 common shares to the Estate at a price of $0.12 per share for a total consideration of $12,000 to pay for the Haldane property (see Note 5).

iv)Completed a non-brokered private placement on April 25, 2018 by issuing 5,000,000 units (“Unit”) at a price of $0.10 per Unit for gross proceeds of $500,000 and 2,500,000 flow-through shares (“FT Share”) at a price of $0.10 per FT Share for gross proceeds of $250,000. Each Unit consists of one common share and one common share purchase warrant. Each warrant entitles the holder to purchase one additional common share for a 24-month period at a price of $0.15. In connect with the financing, the Company paid $24,000 as a cash finder’s fee and issued 240,000 finder’s warrants, each of which is exercisable into one common share at a price of $0.10 for a period of 24 months. The value of the finder’s warrants was determined to be $11,424 and was calculated using the Black-Scholes option pricing model. Under the residual value approach, no value was assigned to the warrant component of the Units. The Company incurred additional share issue costs of $27,772 in connection with this financing.

v)Issued 100,000 common shares to Kreft at a price of $0.09 per share for a total consideration of $9,000 to pay for the KRL property (see Note 5).

During the year ended September 30, 2019, the Company:

vi)Completed a non-brokered private placement on December 24, 2018 by issuing 5,000,000 non-flow-through units (“Unit”) at a price of $0.05 per Unit for gross proceeds of $250,000 and 10,203,333 flow-through shares (“FT Share”) at a price of $0.06 per FT Share for gross proceeds of $612,200. Each Unit consists of one common share and one common share purchase warrant. Each warrant entitles the holder to purchase one additional common share for a 24-month period at a price of $0.10. In connection with the financing, the Company paid $50,760 as a cash finder’s fee and issued 887,250 finder’s warrants, each of which is exercisable into one common share at a price of $0.05 for a period of 12 months. The value of the finder’s warrants was determined to be $30,078 and was calculated using the Black-Scholes option pricing model. Under the residual value approach, no value was assigned to the warrant component of the Units. The Company recorded a flow-through premium liability of $102,034 and incurred additional share issue costs of $36,721 in connection with this financing.

vii)Issued 125,000 common shares to the Estate at a price of $0.065 per share for a total consideration of $8,125 to pay for the Haldane property (see Note 5).

viii)Completed a non-brokered private placement on July 9, 2019 by issuing 13,820,000 non-flow-through units (“Unit”) at a price of $0.05 per Unit for gross proceeds of $691,000 and 6,908,333 flow-through shares (“FT Share”) at a price of $0.06 per FT Share for gross proceeds of $414,500. Each Unit consists of one common share and one common share purchase warrant. Each warrant entitles the holder to purchase one additional common share for a 36-month period at a price of $0.10. In connection with the financing, the Company paid $55,050 as a cash finder’s fee and issued 1,007,125 finder’s warrants, each of which is exercisable into one common share at a price of $0.05 for a period of 12 months. The value of the finder’s warrants was determined to be $33,738 and was calculated using the Black-Scholes option pricing model. Under the residual value approach, no value was assigned to the warrant component of the Units. The Company recorded a flow-through premium liability of $69,083 and incurred additional share issue costs of $56,659 in connection with this financing.

ix)Issued 1,136,363 common shares to the Equity at a price of $0.066 per share for a total consideration of $75,000 to pay for the Haldane property (see Note 5).

x)Issued 100,000 common shares to Kreft at a price of $0.065 per share for a total consideration of $6,500 to pay for the KRL property (see Note 5).

During the year ended September 30, 2020, the Company:

xi)Completed a non-brokered private placement on February 25, 2020 by issuing 22,000,000 units (“Unit”) at a price of $0.05 per Unit for gross proceeds of $1,100,000. Each Unit consists of one common share and one common share purchase warrant. Each warrant entitles the holder to purchase one additional common share for a 36-month period at a price of $0.10. In connect with the financing, the Company paid $50,100 as a cash finder’s fee and issued 1,002,000 finder’s warrants, each of which is exercisable into one common share at a price of $0.05 for a period of 12 months. The value of the finder’s warrants was determined to be $32,665 and was calculated using the Black-Scholes option pricing model. Under the residual value approach, no value was assigned to the warrant component of the Units. The Company incurred additional share issue costs of $28,785 in connection with this financing.

xii)Issued 125,000 common shares to the Estate at a price of $0.09 per share for a total consideration of $11,250 to pay for the Haldane property (see Note 5).

xiii)Issued 500,000 common shares at a price of $0.085 per share for a total consideration of $42,500 and issued 500,000 common shares at a price of $0.13 per share for a total consideration of $65,000 to pay for the Twin Canyon property (see Note 5).

xiv)Issued 200,000 common shares to Kreft at a price of $0.13 per share for a total consideration of $26,000 to pay for the KRL property (see Note 5).

xv)Issued common shares pursuant to the exercise of 250,000 stock options, 1,203,025 finder’s warrants and 3,030,000 warrants for cash proceeds of $388,151.